Accounts Receivable (Tables)	12 Months Ended
Dec. 31, 2022
Text block [abstract]
Summary of Accounts Receivable

		December 31	December 31
(in thousands)	Note	2022	2021

Trade receivables from provisional concentrate sales, net of fair value adjustment	6	$2,516	$1,716

Trade receivables from sales of cobalt	6	6,642	9,488

Other accounts receivable		1,029	373

Total accounts receivable		$10,187	$11,577